Balance Sheet Components - Schedule of Other Current Liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2025	Mar. 31, 2025
Other Current Liabilities [Line Items]
Employee related payroll taxes and payables	$ 147	$ 200
Accrued expenses and fees	111	99
Electronic design automation liabilities	63	47
Trade payables (including payables to related parties of $6 and $11 as of September 30, 2025 and March 31, 2025, respectively)	67	63
Customer deposits	7	7
Finance lease liabilities	19	10
Total other current liabilities	414	426
Related Parties
Other Current Liabilities [Line Items]
Trade payables (including payables to related parties of $6 and $11 as of September 30, 2025 and March 31, 2025, respectively)	6	11
Total other current liabilities	$ 6	$ 11